Financial and capital management (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Fair value details of financial instruments measured at amortized cost
The following table provides the fair value details of financial instruments measured at amortized cost in the statements of financial position.

					December 31, 2018		December 31, 2017		January 1, 2017

	CLASSIFICATION	FAIR VALUE METHODOLOGY	NOTE		CARRYING VALUE	FAIR VALUE	CARRYING VALUE	FAIR VALUE	CARRYING VALUE	FAIR VALUE

CRTC tangible benefits obligation	Trade payables and other liabilities and non-current liabilities	Present value of estimated future cash flows discounted using observable market interest rates	20,	25	61	61	111	110	166	169

CRTC deferral account obligation	Trade payables and other liabilities and non-current liabilities	Present value of estimated future cash flows discounted using observable market interest rates	20,	25	108	112	124	128	136	145

Debt securities, finance leases and other debt	Debt due within one year and long-term debt	Quoted market price of debt or present value of future cash flows discounted using observable market interest rates	21,	22	20,285	21,482	19,321	21,298	17,879	20,093

Disclosure of fair value measurement of assets
The following table provides the fair value details of financial instruments measured at fair value in the statements of financial position.

				FAIR VALUE
	CLASSIFICATION	NOTE	CARRYING VALUE OF ASSET (LIABILITY)	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OBSERVABLE MARKET DATA (LEVEL 2)(1)	NON-OBSERVABLE MARKET INPUTS (LEVEL 3)(2)
December 31, 2018
Publicly-traded and privately-held investments	Other non-current assets	18	110	1	—	109
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities		181	—	181	—
MLSE financial liability(3)	Trade payables and other liabilities	20	(135)	—	—	(135)
Other	Other non-current assets and liabilities		43	—	114	(71)
December 31, 2017
Publicly-traded and privately-held investments	Other non-current assets	18	103	1	—	102
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities		(48)	—	(48)	—
MLSE financial liability(3)	Trade payables and other liabilities	20	(135)	—	—	(135)
Other	Other non-current assets and liabilities		60	—	106	(46)
January 1, 2017
Publicly-traded and privately-held investments	Other non-current assets	18	103	1	—	102
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities		166	—	166	—
MLSE financial liability(3)	Trade payables and other liabilities	20	(135)	—	—	(135)
Other	Other non-current assets and liabilities		35	—	88	(53)

(1)	Observable market data such as equity prices, interest rates, swap rate curves and foreign currency exchange rates.

(2)
Non-observable market inputs such as discounted cash flows and earnings multiples. A reasonable change in our assumptions would not result in a significant increase (decrease) to our level 3 financial instruments.

(3)
Represents BCE’s obligation to repurchase the Master Trust Fund’s 9% interest in MLSE at a price not less than an agreed minimum price should the Master Trust Fund exercise its put option. The obligation to repurchase is marked to market each reporting period and the gain or loss is recorded in Other expense in the income statements. The option has been exercisable since 2017.

Disclosure of fair value measurement of liabilities
The following table provides the fair value details of financial instruments measured at fair value in the statements of financial position.

				FAIR VALUE
	CLASSIFICATION	NOTE	CARRYING VALUE OF ASSET (LIABILITY)	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OBSERVABLE MARKET DATA (LEVEL 2)(1)	NON-OBSERVABLE MARKET INPUTS (LEVEL 3)(2)
December 31, 2018
Publicly-traded and privately-held investments	Other non-current assets	18	110	1	—	109
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities		181	—	181	—
MLSE financial liability(3)	Trade payables and other liabilities	20	(135)	—	—	(135)
Other	Other non-current assets and liabilities		43	—	114	(71)
December 31, 2017
Publicly-traded and privately-held investments	Other non-current assets	18	103	1	—	102
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities		(48)	—	(48)	—
MLSE financial liability(3)	Trade payables and other liabilities	20	(135)	—	—	(135)
Other	Other non-current assets and liabilities		60	—	106	(46)
January 1, 2017
Publicly-traded and privately-held investments	Other non-current assets	18	103	1	—	102
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities		166	—	166	—
MLSE financial liability(3)	Trade payables and other liabilities	20	(135)	—	—	(135)
Other	Other non-current assets and liabilities		35	—	88	(53)

(1)	Observable market data such as equity prices, interest rates, swap rate curves and foreign currency exchange rates.

(2)
Non-observable market inputs such as discounted cash flows and earnings multiples. A reasonable change in our assumptions would not result in a significant increase (decrease) to our level 3 financial instruments.

(3)
Represents BCE’s obligation to repurchase the Master Trust Fund’s 9% interest in MLSE at a price not less than an agreed minimum price should the Master Trust Fund exercise its put option. The obligation to repurchase is marked to market each reporting period and the gain or loss is recorded in Other expense in the income statements. The option has been exercisable since 2017.

Change in allowance for doubtful accounts
The following table provides the change in allowance for doubtful accounts for trade receivables.

	NOTE	2018	2017
Balance, January 1		(54)	(60)
Adoption of IFRS 9 (1)		(4)	—
Additions		(84)	(99)
Usage		91	105
Balance, December 31	11	(51)	(54)

(1)	We adopted IFRS 9, Financial Instruments, effective January 1, 2018. See Note 2, Significant accounting policies, for additional details.
The following table provides the change in allowance for doubtful accounts for contract assets.

	NOTE	2018	2017
Balance, January 1		(96)	(92)
Additions		(50)	(39)
Usage		55	35
Balance, December 31		(91)	(96)
Current		(44)	(47)
Non-current		(47)	(49)
Balance, December 31	13	(91)	(96)

Details on trade receivables not impaired
The following table provides further details on trade receivables not impaired.

AS AT	December 31, 2018	December 31, 2017	January 1, 2017
Trade receivables not past due	2,091	2,255	2,192
Trade receivables past due and not impaired
Under 60 days	508	491	286
60 to 120 days	304	279	360
Over 120 days	72	56	75
Trade receivables, net of allowance for doubtful accounts	2,975	3,081	2,913

Maturity analysis for recognized financial liabilities
The following table is a maturity analysis for recognized financial liabilities at December 31, 2018 for each of the next five years and thereafter.

AT DECEMBER 31, 2018	NOTE	2019	2020	2021	2022	2023	THERE- AFTER	TOTAL
Long-term debt	22	59	1,453	2,275	1,739	1,622	11,079	18,227
Notes payable	21	3,201	—	—	—	—	—	3,201
Minimum future lease payments under finance leases	15	586	513	344	276	238	667	2,624
Loan secured by trade receivables	21	919	—	—	—	—	—	919
Interest payable on long-term debt, notes payable and loan secured by trade receivables		866	751	709	648	581	6,671	10,226
Net interest receipts on cross currency basis swaps		(6)	(6)	(6)	(6)	(6)	(134)	(164)
MLSE financial liability	20	135	—	—	—	—	—	135
Total		5,760	2,711	3,322	2,657	2,435	18,283	35,168

Details on outstanding foreign currency forward contracts and cross currency basis swaps
The following table provides further details on our outstanding foreign currency forward contracts as at December 31, 2018.

TYPE OF HEDGE	BUY CURRENCY	AMOUNT TO RECEIVE	SELL CURRENCY	AMOUNT TO PAY	MATURITY	HEDGED ITEM
Cash flow	USD	2,329	CAD	3,077	2019	Commercial paper
Cash flow	USD	779	CAD	973	2019	Anticipated transactions
Cash flow	CAD	15	USD	12	2019	Anticipated transactions
Cash flow	USD	256	CAD	324	2020-2021	Anticipated transactions
Economic	USD	120	CAD	153	2019	Anticipated transactions
Economic - call options	USD	48	CAD	60	2020	Anticipated transactions
Economic - put options	USD	60	CAD	74	2019-2020	Anticipated transactions

Summary of key ratios
The following table provides a summary of our key ratios.

AT DECEMBER 31	2018	2017
Net debt leverage ratio	2.72	2.67
Adjusted EBITDA to net interest expense ratio	9.00	9.23

(1)
Our net debt leverage ratio represents net debt divided by adjusted EBITDA. We define net debt as debt due within one year plus long-term debt and 50% of preferred shares less cash and cash equivalents as shown in our statements of financial position. Adjusted EBITDA is defined as operating revenues less operating costs as shown in our income statements.

(2)
Our adjusted EBITDA to net interest expense ratio represents adjusted EBITDA divided by net interest expense. Adjusted EBITDA is defined as operating revenues less operating costs as shown in our income statements. Net interest expense is net interest expense as shown in our statements of cash flows and 50% of declared preferred share dividends as shown in our income statements.